Offerings - Offering: 1	Aug. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 3,297,108,069.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 455,330.63
Offering Note

(1)
In accordance with Exchange Act Rule 0-11, the maximum number of securities of Atkore Inc. (“Atkore”) to which this transaction applies was estimated to be (a) 33,772,550 shares of Atkore common stock, par value $0.01 per share (“Common Stock”), outstanding as of August 21, 2026, (b) 428,642.772093 shares of Common Stock in respect of Atkore restricted stock units outstanding as of August 21, 2026, (c) 166,868.595056 shares of Common Stock in respect of Atkore performance stock units (“Atkore PSUs”) (assuming the achievement of performance criteria at 0% for Atkore PSUs with a performance period commencing in 2023 (“2023 PSUs”), at 50% for Atkore PSUs with a performance period commencing in 2024 (“2024 PSUs”) and at target levels for Atkore PSUs with a performance period commencing in 2025 (“2025 PSUs”), and further assuming that the number of shares of Common Stock in respect of the 2023 PSUs and 2024 PSUs has been prorated in accordance with the terms of such PSUs for the portion of the performance period elapsed) outstanding as of August 21, 2026, (d) 329,704 shares of Common Stock in respect of Atkore stock options outstanding as of August 21, 2026 that have an exercise price of less than the per share merger consideration of $95.00 (“In-the-Money Options”) and (e) 101,195.424808 shares of Common Stock in respect of Atkore deferred stock units outstanding as of August 21, 2026.

(2)
In accordance with Exchange Act Rule 0-11 and estimated solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of August 21, 2026, based on the sum of: (a) the product of 33,772,550 shares of Common Stock outstanding as of August 21, 2026 and the per share merger consideration of $95.00, (b) the product of 428,642.772093 shares of Common Stock in respect of Atkore restricted stock units outstanding as of August 21, 2026 and the per share merger consideration of $95.00, (c) the product of 166,868.595056 shares of Common Stock in respect of Atkore PSUs (assuming the achievement of performance criteria at 0% for 2023 PSUs, at 50% for 2024 PSUs, and at target levels for 2025 PSUs, and further assuming that the number of shares of Common Stock in respect of the 2023 PSUs and 2024 PSUs has been prorated in accordance with the terms of such PSUs for the portion of the performance period elapsed) outstanding as of August 21, 2026 and the per share merger consideration of $95.00, (d) the product of 329,704 shares of Common Stock in respect of In-the-Money Options outstanding as of August 21, 2026 and $68.33, which is the difference between the per share merger consideration of $95.00 and the weighted-average exercise price per share of the In-the-Money Options, which is $26.67, and (e) the product of 101,195.424808 shares of Common Stock in respect of Atkore deferred stock units outstanding as of August 21, 2026 and the per share merger consideration of $95.00.

(3)
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined as the product of the proposed maximum aggregate value of the transaction as calculated in note (2) above multiplied by 0.00013810.